Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class A
Prospectus [Line Items]
Average Annual Return, Percent	(0.03%)	5.85%	0.65%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(1.34%)	1.41%	(1.66%)
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(0.02%)	2.64%	(0.47%)
Class C
Prospectus [Line Items]
Average Annual Return, Percent	3.16%	6.09%	0.38%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	5.18%	7.16%	1.38%
Bloomberg Commodity Index Total Return (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	5.38%	6.77%	1.28%